Convertible Debentures - Summary of Detailed Information about Convertible Debentures (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible debentures [line items]
Beginning	$ 72,011	$ 226,853
Fair value on issuance	5,296
Fair value adjustment	2,714	75,459
Settlement with shares		(230,301)
Ending	80,021	72,011
2016 Debentures [member]
Convertible debentures [line items]
Beginning		94,768
Fair value adjustment		30,291
Settlement with shares		(125,059)
2017 Debentures [member]
Convertible debentures [line items]
Beginning		86,568
Fair value adjustment		18,674
Settlement with shares		(105,242)
2020 Debentures [member]
Convertible debentures [line items]
Beginning	46,910	31,483
Fair value adjustment	5,705	15,427
Ending	52,615	46,910
2020 IsoEnergy Debentures
Convertible debentures [line items]
Beginning	25,101	14,034
Fair value adjustment	(2,832)	11,067
Ending	22,269	$ 25,101
2022 IsoEnergy Debentures
Convertible debentures [line items]
Fair value on issuance	5,296
Fair value adjustment	(159)
Ending	$ 5,137